Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Related Party Transactions (Details) [Line Items]
Revenue from contract with related parties	$ 1,744	$ 1,860
Accounts receivable related parties	3,233	2,541
Amount received from related parties	$ 843	$ 81
Debt Instrument, Interest Rate During Period		16.00%
employees member
Related Party Transactions (Details) [Line Items]
Accounts receivable related parties		$ 1,058
Subscription Notes Receivables [Member]
Related Party Transactions (Details) [Line Items]
Debt Instrument, Interest Rate During Period	8.00%
Subscription Notes Receivables [Member] | Minimum [Member]
Related Party Transactions (Details) [Line Items]
Accrued interest percentage	1.40%
Subscription Notes Receivables [Member] | Maximum [Member]
Related Party Transactions (Details) [Line Items]
Accrued interest percentage		2.70%
Common Stock [Member] | Subscription Notes Receivables [Member]
Related Party Transactions (Details) [Line Items]
Notes receivable from related parties		$ 835